Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net earnings from continuing operations attributable to Martin Marietta	$ 155,638	$ 122,086	$ 85,646
Less: Distributed and undistributed earnings attributable to unvested awards	647	513	500
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	154,991	121,573	85,146
Basic and diluted net loss attributable to common shareholders from discontinued operations	(37)	(749)	(1,172)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$ 154,954	$ 120,824	$ 83,974
Basic weighted-average common shares outstanding	56,854	46,164	45,828
Effect of dilutive employee and director awards	234	121	142
Diluted weighted-average common shares outstanding	57,088	46,285	45,970